Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) well Well	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2024 well
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property	$ 144	$ 269	$ 333
Exploratory wells in progress | well	9
Drilled wells | Well	8
Charged to exploratory expense | well	13
Transferred to proved properties | well				12
Net book value charged to Property, plant and equipment provisions	$ 2	4	1
Increase/(Decrease) of cost of Property, plant and equipment	169	507	268
Depreciation of property plant and equipment	2,446	3,016	2,551
Cost increases of short-term leases	31	57	44
Cost increases of variable charge of leases related to the underlying asset return/use	21	6	5
Capitalization of depreciation of right-of-use assets	61	68	57
Capitalization of financial accretion for lease liabilities	10	13	14
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal	28,586
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal	$ 24,915
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property plant and equipment		$ 13	$ 19